[LOGO] STATE STREET RESEARCH

Legacy Fund
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               [GRAPHIC]
               Annual Report to Shareholders
               October 31, 2002

In This Report
                               Review of
                               Fund Performance

                               plus
                                 A Message from the Chairman
                                 Comments from the Fund's Manager
                                 Key Facts and Financial Statements

Contents

2  12-Month Review
   A look at the fund and its market environment over the past 12 months

4  Performance in Perspective
   The most recent performance in the context of the fund's track record

6  The Fund in Detail
   Portfolio holdings, financials and notes

From the Chairman

Investor Confidence
is the bedrock of the financial markets, and it has been shaken over the past year by national tragedy, economic uncertainty and corporate scandal. At State Street Research, we have managed investments through other such difficult times. We are confident that the U.S. financial markets are as strong as the companies, the institutions and the workers that comprise them. Although we can neither predict nor control the markets, we will continue to rely on our experience and our research expertise, because it is the way we think that sets us apart.

[Photo of Richard S. Davis]
Richard S. Davis

In the report that follows, your portfolio managers talk in more detail about the reasons for the fund's performance in a period of uncertainty and where they see opportunity for the period ahead. We look forward to continuing to help you reach your long-term financial goals.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
October 31, 2002

[GRAPHIC]

12-Month Review  Management's Discussion of Fund Performance Part 1

                            How State Street Research
                             Legacy Fund Performed

State Street Research Legacy Fund returned -13.84% for the 12-month period ended October 31, 2002.(1) That was better than the S&P 500 Index, which returned -15.10% over the same period.(2)

Reasons for the Fund's Performance

In an environment that was challenging for most growth stocks, the fund slightly outperformed its benchmark as a result of good sector weighting decisions and strong stock selection. Our emphasis on the producer durables, utilities and technology sectors helped relative performance, as did strong stock selection in energy and healthcare, including positions in Pharmacia, Johnson & Johnson and St. Jude Medical.

An underweight stake in financial services hurt results, as this sector--buoyed by non-money-center banks and S&Ls--was one of the top-performing sectors during the year. Weak stock selection within the financial services sector also hurt returns relative to our benchmark.

Current Strategy

Our strategy remains unchanged. We continue to use a bottom-up stock picking strategy to select stocks that we feel have the greatest potential to outperform over the long term. We continue to favor healthcare, consumer discretionary and energy stocks for their long-term growth potential. We have placed less emphasis on the transportation, consumer staples and technology sectors.

More of Management's Discussion of Fund Performance on pages 4 and 5.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

     -13.84% [DOWN ARROW]

"We continue to favor healthcare, consumer discretionary and energy stocks for their long-term growth potential."

S&P 500 Index(2)

     -15.10% [DOWN ARROW]


2 State Street Research Legacy Fund

The Fund at a Glance as of 10/31/02

State Street Research Legacy Fund: A tax-managed approach to investing in stocks for long-term growth.

Hits & Misses

[GRAPHIC]
Pharmacia

The second-largest pharmaceutical company in the U.S., Pharmacia's stock appreciated significantly as the result of its pending acquisition by Pfizer.

[GRAPHIC]
Qualcomm

Communications technology provider Qualcomm was hurt as investors expressed concern over scandal in the telecom industry and doubt about demand for communications equipment in a weak economic environment.

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                         Total Net Assets: $241 million

Top 10 Holdings

       Issuer/Security            % of fund assets

 1     Total Fina                             5.7%
 2     Citigroup                              5.2%
 3     Microsoft                              4.8%
 4     American Express                       4.8%
 5     Viacom                                 4.1%
 6     Amgen                                  4.1%
 7     Kraft Foods                            4.0%
 8     Pfizer                                 4.0%
 9     General Electric                       4.0%
10     ACE Limited                            3.9%
       Total                                 44.6%

See page 9 for more detail.

Performance: Class A

Fund average annual total return as of 10/31/02 (1,3,5,6)
(does not reflect sales charge)

                                                                    Life of Fund
                                            1 Year      3 Years      (12/31/97)
================================================================================
Return Before Taxes                         -13.84%     -12.03%        -0.07%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -13.84%     -12.02%        -0.08%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions and
Sale of Fund Shares                          -8.43%      -9.35%        -0.06%
--------------------------------------------------------------------------------

Fund average annual total return as of 9/30/02 (3,4,5,6)
(at maximum applicable sales charge)

                                                                    Life of Fund
                                            1 Year      3 Years      (12/31/97)
================================================================================
Return Before Taxes                         -23.34%     -14.96%        -3.15%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -22.34%     -14.94%        -3.15%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions and
Sale of Fund Shares                         -14.21%     -11.54%        -2.49%
--------------------------------------------------------------------------------

See pages 4, 5 and 19 for data on other share classes.

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Top 5 Industries
by % of fund assets

October 31, 2002

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Drugs &
Biotechnology                13.8%
Miscellaneous
Financial                    13.5%
Retail                       11.4%
Oil: Integrated
International                 5.7%
Computer Software             4.8%

October 31, 2001

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Drugs &
Biotechnology                17.9%
Miscellaneous
Financial                    12.3%
Retail                        7.7%
Oil: Integrated
International                 6.6%
Multi-Sector
Companies                     5.4%

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Ticker Symbols
State Street Research Legacy Fund
Class A: SRLAX Class B(1): SRLPX Class B: SRLBX Class C: SRLCX Class S: SRLSX

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(1)   Does not reflect sales charge.

(2) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4)   Performance reflects a maximum 5.75% Class A front-end sales charge.

(5) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
      (IRAs). Return After Distributions and Sale of Fund Shares for a period may be greater than or equal to Returns After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

(6) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

[GRAPHIC]
Performance in Perspective  Management's Discussion of Fund Performance Part 2

                   Performance Figures as of October 31, 2002

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period --say, five years--in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any). It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)
o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -13.84%     -31.92%        -0.35%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)        -18.79%     -35.84%        -6.08%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)        -18.79%     -13.75%        -1.29%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                             S&P 500    Russell 1000(R)
                Class A       Index     Growth Index
----------------------------------------------------
12/31/97          9425        10000        10000
10/31/98         10829        11465        11824
10/31/99         13796        14407        15874
10/31/00         15455        15283        17355
10/31/01         10910        11479        10422
10/31/02          9392         9746         8377

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Class B(1) Back Load for accounts opened after 1/1/99

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within six years
o     Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -14.43%     -33.40%        -3.85%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)        -18.70%     -35.40%        -5.77%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)        -18.70%     -13.55%        -1.22%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                             S&P 500   Russell 1000(R)
               Class B(1)     Index     Growth Index
12/31/97         10000        10000        10000
10/31/98         11420        11465        11824
10/31/99         14437        14407        15874
10/31/00         16048        15283        17355
10/31/01         10946        11479        10422
10/31/02          9423         9746         8377


4 State Street Research Legacy Fund

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Class B Back Load
(only available through exchanges from another Class B account)

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within five years
o Annual distribution/service (12b-1) fee of 1.00% (From November 1, 2001 to September 30, 2002, this fee was voluntarily reduced to 0.71% and then effective October 1, 2002, this fee was voluntarily reduced to 0.00%.)
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -14.06%     -32.64%        -2.75%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)        -18.36%     -34.66%        -4.69%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)        -18.36%     -13.23%        -0.99%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                             S&P 500   Russell 1000(R)
                Class B       Index     Growth Index
12/31/97         10000        10000        10000
10/31/98         11420        11465        11824
10/31/99         14437        14407        15874
10/31/00         16118        15283        17355
10/31/01         11026        11479        10422
10/31/02          9531         9746         8377

--------------------------------------------------------------------------------
Class C Level Load

o     No initial sales charge
o Deferred sales charge of 1%, paid if you sell shares within one year of purchase
o     Lower deferred sales charge than Class B(1) shares
o     Annual distribution/service (12b-1) fee of 1.00%
o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -14.43%     -33.40%        -3.85%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)        -15.28%     -33.40%        -3.85%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)        -15.28%     -12.67%        -0.81%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                             S&P 500   Russell 1000(R)
                Class C       Index     Growth Index
12/31/97         10000        10000        10000
10/31/98         11420        11465        11824
10/31/99         14437        14407        15874
10/31/00         16058        15283        17355
10/31/01         11246        11479        10422
10/31/02          9615         9746         8377

--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)
o     No sales charges of any kind
o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -13.63%     -31.02%          1.45%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)        -13.63%     -31.02%          1.45%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)        -13.63%     -11.64%          0.30%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                             S&P 500   Russell 1000(R)
                Class S       Index     Growth Index
12/31/97         10000        10000        10000
10/31/98         11520        11465        11824
10/31/99         14707        14407        15874
10/31/00         16618        15283        17355
10/31/01         11756        11479        10422
10/31/02         10145         9746         8377

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The S&P 500 Index (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000(R) Growth Index contains those stocks within the complete Russell 1000(R) Index (a large-company index) that show above-average growth. The indexes are unmanaged and do not take transaction charges into consideration. It is not possible to invest directly in an index.

Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares.

Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

The returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares. The fund's performance is not necessarily an indication of how the fund will perform in the future.

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

[GRAPHIC]
The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.

6 State Street Research Legacy Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Legacy Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Securities Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank & Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank & Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies. The fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00%. From November 1, 2001, to September 30, 2002, Class B shares paid annual service and distribution fees of 0.71%. Effective October 1, 2002, the annual service and distribution fees paid by Class B shares were voluntarily reduced to 0.00%. Class B(1) and Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest - The fund accrues interest daily as it earns it.

o     Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals. The fund distributes its earnings on the following schedule:

o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

o     Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.

8 State Street Research Legacy Fund

Portfolio Holdings
--------------------------------------------------------------------------------
October 31, 2002

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.
o Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

      Issuer                                           Shares           Value
      --------------------------------------------------------------------------
      Common Stocks 96.7% of net assets

      Consumer Discretionary 15.5% of net assets
      --------------------------------------------------------------------------
      Communications, Media & Entertainment 4.1%
(3)   Viacom Inc. Cl. B*                              222,981      $9,947,182
                                                                  -----------
      Retail 11.4%
      Home Depot Inc.                                 326,450       9,427,876
      Kohl's Corp.*                                   128,400       7,504,980
      Target Corp.                                    249,400       7,511,928
      USA Interactive*                                117,200       2,963,988
                                                                  -----------
                                                                   27,408,772
                                                                  -----------
      Total Consumer Discretionary                                 37,355,954
                                                                  -----------

      Consumer Staples 10.1% of net assets
      --------------------------------------------------------------------------
      Beverages 3.2%
      PepsiCo Inc.                                    180,000       7,938,000
                                                                  -----------
      Foods 4.0%
(7)   Kraft Foods Inc. Cl. A                          242,300       9,570,850
                                                                  -----------
      Household Products 2.9%
      Procter & Gamble Co.                             79,000       6,987,550
                                                                  -----------
      Total Consumer Staples                                       24,496,400
                                                                  -----------
      Financial Services 19.8% of net assets
      --------------------------------------------------------------------------
      Banks & Savings & Loan 2.4%
      Bank of New York Company, Inc.                  218,700       5,686,200
                                                                  -----------
      Insurance 3.9%
(10)  ACE Limited                                     307,400       9,452,550
                                                                  -----------
      Miscellaneous Financial 13.5%
(4)   American Express Co.                            318,500      11,583,845
(2)   Citigroup, Inc.                                 338,966      12,524,794
      Federal National Mortgage Association           127,500       8,524,650
                                                                  -----------
                                                                   32,633,289
                                                                  -----------
      Total Financial Services                                     47,772,039
                                                                  -----------
      Healthcare 18.4% of net assets
      --------------------------------------------------------------------------
      Drugs & Biotechnology 13.8%
(6)   Amgen Inc.*                                     210,200       9,786,912
      Johnson & Johnson                               155,500       9,135,625
(8)   Pfizer Inc.                                     301,200       9,569,124
      Pharmacia Corp.                                 113,600       4,884,800
                                                                  -----------
                                                                   33,376,461
                                                                  -----------
            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
October 31, 2002

      Issuer                                           Shares           Value
      --------------------------------------------------------------------------
      Healthcare Facilities 1.2%
      HCA Inc.                                         66,000      $2,870,341
                                                                  -----------
      Hospital Supply 3.4%
      St. Jude Medical Inc.*                          190,000       6,765,900
      Varian Medical Systems Inc.*                     31,000       1,494,820
                                                                  -----------
                                                                    8,260,720
                                                                  -----------
      Total Healthcare                                             44,507,522
                                                                  -----------
      Integrated Oils 5.7% of net assets
      --------------------------------------------------------------------------
      Integrated International 5.7%
(1)   Total Fina SAo                                  201,500      13,706,030
                                                                  -----------
      Total Integrated Oils                                        13,706,030
                                                                  -----------
      Materials & Processing 3.7% of net assets
      --------------------------------------------------------------------------
      Chemicals 3.7%
      Air Products & Chemicals Inc.                   202,000       8,928,400
                                                                  -----------
      Total Materials & Processing                                  8,928,400
                                                                  -----------
      Other 4.0% of net assets
      --------------------------------------------------------------------------
      Multi-Sector 4.0%
(9)   General Electric Co.                            378,900       9,567,225
                                                                  -----------
      Total Other                                                   9,567,225
                                                                  -----------
      Other Energy 1.7% of net assets
      --------------------------------------------------------------------------
      Oil & Gas Producers 1.7%
      Ocean Energy Inc.                               218,000       4,061,340
                                                                  -----------
      Total Other Energy                                            4,061,340
                                                                  -----------
      Producer Durables 3.0% of net assets
      --------------------------------------------------------------------------
      Miscellaneous Equipment 3.0%
      Danaher Corp.                                   124,100       7,179,185
                                                                  -----------
      Total Producer Durables                                       7,179,185
                                                                  -----------

      Technology 11.7% of net assets
      --------------------------------------------------------------------------
      Communications Technology 1.1%
      Cisco Systems Inc.*                             231,600      $2,589,288
                                                                  -----------

      Computer Software 4.8%
(3)   Microsoft Corp.*                                216,800      11,592,296
                                                                  -----------

      Computer Technology 3.5%
      IBM Corp.                                       106,300       8,391,322
                                                                  -----------

      Electronics: Semiconductors/Components 2.3%
      Analog Devices Inc.*                            208,400       5,585,120
                                                                  -----------
      Total Technology                                             28,158,026
                                                                  -----------

      Utilities 3.1% of net assets
      --------------------------------------------------------------------------
      Cable Television & Radio 1.1%
      Comcast Corp. Cl. A*                            115,000       2,646,150
                                                                  -----------

      Telecommunications 2.0%
      SBC Communications Inc.                         188,900       4,847,174
                                                                  -----------
      Total Utilities                                               7,493,324
                                                                  -----------

      Total Common Stocks                                         233,225,445(1)
                                                                  -----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $251,234,969 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Legacy Fund

                                               Coupon         Maturity         Amount of
Issuer                                          Rate            Date           Principal           Value
-----------------------------------------------------------------------------------------------------------
Commercial Paper 3.8% of net assets

American Express Credit Corp.                   1.65%        11/01/2002          $291,000          $291,000
Coca-Cola Co.                                   1.71%        11/18/2002         2,712,000         2,709,810
General Electric Capital Corp.                  1.72%        11/01/2002         2,081,000         2,081,000
IBM Corp.                                       1.73%        11/06/2002         2,199,000         2,198,471
Merck & Co. Inc.                                1.75%        11/05/2002         1,884,000         1,883,634
                                                                                                  ---------
Total Commercial Paper                                                                            9,163,915(1)
                                                                                                  ---------

--------------------------------------------------------------------------------
(1) The fund paid a total of $9,163,915 for these securities.
--------------------------------------------------------------------------------

                                                     % of
                                                   Net Assets      Value
-----------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                    100.5%     $242,389,360(2)
Cash and Other Assets, Less Liabilities               (0.5%)      (1,224,475)
                                                     -----      ------------
Net Assets                                           100.0%     $241,164,885
                                                     =====      ============

--------------------------------------------------------------------------------
(2) The fund paid a total of $260,398,884 for these securities.
--------------------------------------------------------------------------------

Federal Income Tax Information

At October 31, 2002, the net unrealized depreciation of investments based on cost for federal income tax purposes of $260,398,884 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost             $17,575,668

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value             (35,585,192)
                                                              ------------
                                                              ($18,009,524)
                                                              ============

At October 31, 2002, the fund had a capital loss carryforward of $93,445,714 available, to the extent provided in regulations, to offset future capital gains, if any, of which $353,559, $2,301,316, $15,859,209, $28,798,525 and
$46,133,105 expire on October 31, 2006, 2007, 2008, 2009 and 2010, respectively.


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 2002

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows he share price for each share class as of the report date.

Assets

Investments, at value*                                         $242,389,360(1)
Collateral for securities on loan                                 3,164,400
Cash                                                                  9,704
Dividends receivable                                                281,538
Foreign tax receivable                                               63,748
Receivable for fund shares sold                                      55,547
Other assets                                                         47,439
                                                               ------------
                                                                246,011,736

Liabilities
Payable for collateral received on securities loaned              3,164,400
Payable for fund shares redeemed                                  1,049,735
Accrued transfer agent and shareholder services                     155,763
Accrued management fee                                              138,930
Accrued distribution and service fees                               134,791
Accrued trustees' fees                                               16,304
Accrued administration fee                                            6,957
Other accrued expenses                                              179,971
                                                               ------------
                                                                  4,846,851
                                                               ------------

Net Assets                                                     $241,164,885
                                                               ============
Net Assets consist of:
 Unrealized depreciation of investments                        ($18,009,524)
 Accumulated net realized loss                                  (93,445,714)(2)
 Paid-in capital                                                352,620,123
                                                               ------------
                                                               $241,164,885(3)
                                                               ============

* Includes securities on loan valued at $2,969,848

--------------------------------------------------------------------------------
(1)   The fund paid a total of $260,398,884 for these securities.
--------------------------------------------------------------------------------
(2) To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to net operating losses. At October 31, 2002, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from capital loss carryforwards. At October 31, 2002, the tax basis distributable earnings were: $0 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term capital gains.
--------------------------------------------------------------------------------
(3)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class           Net Assets      /     Number of Shares      =         NAV
A              $76,798,073               7,710,658                   $9.96*
B(1)           $90,564,236               9,424,890                   $9.61**
B              $38,367,693               3,949,316                   $9.72**
C              $31,273,683               3,253,695                   $9.61**
S               $4,161,200                 410,192                  $10.14

*     Maximum offering price per share = $10.57 ($9.96 / 0.9425)
** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Legacy Fund

Statement of Operations

For the year ended October 31, 2002

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                  $3,295,397(1)
Interest                                                            101,638(2)
                                                               ------------
                                                                  3,397,035

Expenses
Management fee                                                    2,020,997(3)
Transfer agent and shareholder services                             818,523(4)
Reports to shareholders                                             177,890
Custodian fee                                                       126,262
Administration fee                                                   79,378(5)
Distribution and service fees - Class A                             287,763(6)
Distribution and service fees - Class B(1)                        1,171,772(6)
Distribution and service fees - Class B                             356,219(6)
Distribution and service fees - Class C                             393,088(6)
Registration fees                                                    56,775
Audit fee                                                            29,232
Legal fees                                                           22,549
Trustees' fees                                                       19,623(7)
Amortization of organization costs                                    5,714(8)
Miscellaneous                                                        30,753
                                                               ------------
                                                                  5,596,538
Fees paid indirectly                                                (36,824)(9)
                                                               ------------
                                                                  5,559,714
                                                               ------------
Net investment loss                                              (2,162,679)
                                                               ------------

Realized and Unrealized Gain (Loss)
  on Investments
Net realized loss on investments                                (45,795,611)(10)
Change in unrealized appreciation
  of investments                                                  4,761,780
                                                               ------------
Net loss on investments                                         (41,033,831)
                                                               ------------
Net decrease in net assets resulting
  from operations                                              ($43,196,510)
                                                               ============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $11,461.
--------------------------------------------------------------------------------
(2) Includes $29,671 in income from the lending of portfolio securities. As of the report date, the fund had a total of $2,969,848 of securities out on loan and was holding a total of $3,164,400 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to these loans.
--------------------------------------------------------------------------------
(3)   The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------
(4) Includes a total of $365,705 paid to the distributor and to MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(6) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2002, there were $1,036,793 and $1,534,683 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing-related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8) Organization costs were capitalized and are being amortized straight-line over five years.
--------------------------------------------------------------------------------
(9)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(10) The fund sold $159,069,066 worth of securities. During this same period, the fund also bought $94,708,245 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                     Years ended October 31
                                                --------------------------------
                                                     2002               2001
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment loss                              ($2,162,679)       ($3,610,393)
Net realized loss on investments                 (45,795,611)       (28,798,524)
Change in unrealized
  appreciation (depreciation)
  of investments                                   4,761,780       (125,903,330)
                                                -------------------------------
Net decrease resulting
  from operations                                (43,196,510)      (158,312,247)
                                                -------------------------------
Net decrease from fund
  share transactions                             (63,007,052)(1)    (20,347,367)
                                                -------------------------------
Total decrease in net assets                    (106,203,562)      (178,659,614)

Net Assets
Beginning of year                                347,368,447        526,028,061
                                                -------------------------------
End of year                                     $241,164,885       $347,368,447
                                                ===============================


The text and notes are an integral part of the financial statements.


14  State Street Research Legacy Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                               Years ended October 31
                                        ----------------------------------------------------------------------
                                                     2002                                   2001
                                        ----------------------------------------------------------------------
Class A                                   Shares              Amount              Shares              Amount
==============================================================================================================
Shares sold                              2,347,522         $26,463,991*          3,943,723         $55,562,537
Shares redeemed                         (3,614,279)        (40,038,598)         (4,236,007)        (57,942,291)
                                        ----------------------------------------------------------------------
Net decrease                            (1,266,757)       ($13,574,607)           (292,284)        ($2,379,754)
                                        ======================================================================

Class B(1)                                Shares              Amount               Shares             Amount
==============================================================================================================
Shares sold                                854,046          $9,647,585**         2,164,552         $30,226,541
Shares redeemed                         (2,957,847)        (31,775,421)***      (2,159,936)        (27,849,894)
                                        ----------------------------------------------------------------------
Net increase (decrease)                 (2,103,801)       ($22,127,836)              4,616          $2,376,647
                                        ======================================================================

Class B                                   Shares              Amount               Shares             Amount
==============================================================================================================
Shares sold                                102,866          $1,131,310             216,752          $2,985,869
Shares redeemed                         (1,656,107)        (17,930,234)***      (1,296,420)        (16,990,935)
                                        ----------------------------------------------------------------------
Net decrease                            (1,553,241)       ($16,798,924)         (1,079,668)       ($14,005,066)
                                        ======================================================================

Class C                                   Shares              Amount               Shares             Amount
==============================================================================================================
Shares sold                                708,473          $7,622,873**           894,075         $12,474,703
Shares redeemed                         (1,622,024)        (17,909,743)****     (1,472,030)        (18,985,066)
                                        ----------------------------------------------------------------------
Net decrease                              (913,551)       ($10,286,870)           (577,955)        ($6,510,363)
                                        ======================================================================

Class S                                   Shares              Amount               Shares             Amount
==============================================================================================================
Shares sold                                 26,420            $311,840             269,827          $3,977,238
Shares redeemed                            (48,561)           (530,655)           (266,619)         (3,806,069)
                                        ----------------------------------------------------------------------
Net increase (decrease)                    (22,141)          ($218,815)              3,208            $171,169
                                        ======================================================================

      The trustees have the authority to issue an unlimited number of shares of beneficial interest, with a $0.001 par value per share. At October 31, 2002 Met Life owned 50,025 Class A shares, 11,799 Class B shares, 18,440 Class C shares and 200,886 Class S shares of the fund.

* Sales charges collected by the distributor and MetLife were $24,707 and $79,269, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $151,898 and $406 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $403,187 and $124,654 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively. **** Includes $2,817 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                      Class A
                                                  ==================================================================================
                                                  Years ended October 31       Six months               Years ended April 30
                                                  ----------------------    ended October 31,   ------------------------------------
Per-Share Data                                     2002(a)       2001(a)       2000(a)(g)       2000(a)       1999(a)     1998(a)(f)
====================================================================================================================================
Net asset value, beginning of year ($)             11.56         16.39           15.99          14.42         11.66       10.00
                                                  ------       -------         -------        -------        ------      ------
  Net investment income (loss) ($)*                (0.03)        (0.05)          (0.04)         (0.05)        (0.02)       0.00
  Net realized and unrealized gain (loss) on
   investments ($)                                 (1.57)        (4.78)           0.44           1.62          2.79        1.66
                                                  ------       -------         -------        -------        ------      ------
Total from investment operations ($)               (1.60)        (4.83)           0.40           1.57          2.77        1.66
                                                  ------       -------         -------        -------        ------      ------
  Distribution from capital gains ($)                 --            --              --             --         (0.01)         --
                                                  ------       -------         -------        -------        ------      ------
Total distributions ($)                               --            --              --             --         (0.01)         --
                                                  ------       -------         -------        -------        ------      ------
Net asset value, end of year ($)                    9.96         11.56           16.39          15.99         14.42       11.66
                                                  ======       =======         =======        =======        ======      ======
Total return (%)(b)                               (13.84)       (29.47)           2.50(d)       10.89         23.73       16.60(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of year ($ thousands)           76,798       103,774         151,920        143,037        58,642      11,984
Expense ratio (%)*                                  1.39          1.35            1.34(e)        1.22          1.20        1.25(e)
Expense ratio after expense reductions (%)*         1.38          1.33            1.34(e)        1.21          1.19        1.25(e)
Ratio of net investment income (loss)
to average net assets (%)*                         (0.28)        (0.39)          (0.54)(e)      (0.34)        (0.14)       0.01(e)
Portfolio turnover rate (%)                        30.87         21.61           11.07          33.23         42.09        6.44
*Reflects voluntary reduction of expenses
 of these amounts (%)                                 --            --              --             --          0.03        1.28(e)

                                                                                      Class B(1)
                                                   ==============================================================================
                                                    Years ended October 31        Six months ended         Years ended April 30
                                                   -------------------------         October 31,         ------------------------
Per-Share Data                                       2002(a)         2001(a)         2000(a)(g)          2000(a)       1999(a)(c)
=================================================================================================================================
Net asset value, beginning of year ($)              11.23           16.04              15.71               14.28         13.08
                                                   ------         -------            -------             -------        ------
  Net investment loss ($)*                          (0.11)          (0.15)             (0.10)              (0.17)        (0.04)
  Net realized and unrealized gain (loss) on
   investments ($)                                  (1.51)          (4.66)              0.43                1.60          1.24
                                                   ------         -------            -------             -------        ------
Total from investment operations ($)                (1.62)          (4.81)              0.33                1.43          1.20
                                                   ------         -------            -------             -------        ------
Net asset value, end of year ($)                     9.61           11.23              16.04               15.71         14.28
                                                   ======         =======            =======             =======        ======
Total return (%)(b)                                (14.43)         (29.99)              2.10(d)            10.01          9.17(d)

Ratios/Supplemental Data
=================================================================================================================================
Net assets at end of year ($ thousands)            90,564         129,464            184,818             153,359        24,454
Expense ratio (%)*                                   2.09            2.05               2.04(e)             1.97          1.88(e)
Expense ratio after expense reductions (%)*          2.08            2.03               2.04(e)             1.96          1.87(e)
Ratio of net investment loss to average net
 assets (%)*                                        (0.98)          (1.09)             (1.25)(e)           (1.13)        (1.00)(e)
Portfolio turnover rate (%)                         30.87           21.61              11.07               33.23         42.09
*Reflects voluntary reduction of expenses
of these amounts (%)                                   --              --                 --                  --          0.03(e)

The text and notes are an integral part of the financial statements.


16 State Street Research Legacy Fund

                                                                                        Class B
                                                  ==================================================================================
                                                  Years ended October 31       Six months               Years ended April 30
                                                  ----------------------    ended October 31,   ------------------------------------
Per-Share Data                                     2002(a)       2001(a)       2000(a)(g)       2000(a)       1999(a)     1998(a)(f)
====================================================================================================================================
Net asset value, beginning of year ($)             11.31         16.11           15.74          14.28         11.64       10.00
                                                  ------       -------         -------        -------        ------      ------
  Net investment loss ($)*                         (0.07)        (0.11)          (0.07)         (0.12)        (0.11)      (0.03)
  Net realized and unrealized gain (loss) on
   investments ($)                                 (1.52)        (4.69)           0.44           1.58          2.76        1.67
                                                  ------       -------         -------        -------        ------      ------
Total from investment operations ($)               (1.59)        (4.80)           0.37           1.46          2.65        1.64
                                                  ------       -------         -------        -------        ------      ------
  Distribution from capital gains ($)                 --            --              --             --         (0.01)         --
                                                  ------       -------         -------        -------        ------      ------
Total distributions ($)                               --            --              --             --         (0.01)         --
                                                  ------       -------         -------        -------        ------      ------
Net asset value, end of year ($)                    9.72         11.31           16.11          15.74         14.28       11.64
                                                  ======       =======         =======        =======        ======      ======
Total return (%)(b)                               (14.06)       (29.80)           2.35(d)       10.22         22.74       16.40(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of year ($ thousands)           38,368        62,244         106,027        109,135        88,383      19,688
Expense ratio (%)*                                  1.74          1.76            1.69(e)        1.77          1.95        2.00(e)
Expense ratio after expense reductions (%)*         1.73          1.74            1.69(e)        1.76          1.94        2.00(e)
Ratio of net investment loss to average net
assets (%)*                                        (0.66)        (0.80)          (0.89)(e)      (0.87)        (0.89)      (0.76)(e)
Portfolio turnover rate (%)                        30.87         21.61           11.07          33.23         42.09        6.44
*Reflects voluntary reduction of expenses
of these amounts (%)                                  --            --              --             --          0.03        1.28(e)

                                                                                        Class C
                                                  ==================================================================================
                                                  Years ended October 31       Six months               Years ended April 30
                                                  ----------------------    ended October 31,   ------------------------------------
Per-Share Data                                     2002(a)       2001(a)       2000(a)(g)       2000(a)       1999(a)     1998(a)(f)
====================================================================================================================================
Net asset value, beginning of year ($)             11.23         16.05           15.71          14.28         11.63       10.00
                                                  ------       -------         -------        -------        ------      ------
  Net investment loss ($)*                         (0.11)        (0.15)          (0.10)         (0.16)        (0.11)      (0.03)
  Net realized and unrealized gain (loss) on
   investments ($)                                 (1.51)        (4.67)           0.44           1.59          2.77        1.66
                                                  ------       -------         -------        -------        ------      ------
Total from investment operations ($)               (1.62)        (4.82)           0.34           1.43          2.66        1.63
                                                  ------       -------         -------        -------        ------      ------
  Distribution from capital gains ($)                 --            --              --             --         (0.01)         --
                                                  ------       -------         -------        -------        ------      ------
Total distributions ($)                               --            --              --             --         (0.01)         --
                                                  ------       -------         -------        -------        ------      ------
Net asset value, end of year ($)                    9.61         11.23           16.05          15.71         14.28       11.63
                                                  ======       =======         =======        =======        ======      ======
Total return (%)(b)                               (14.43)       (30.03)           2.16(d)       10.01         22.85       16.30(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of year ($ thousands)           31,274        46,809          76,137         69,061        26,399       4,977
Expense ratio (%)*                                  2.09          2.05            2.04(e)        1.97          1.95        2.00(e)
Expense ratio after expense reductions (%)*         2.08          2.03            2.04(e)        1.96          1.94        2.00(e)
Ratio of net investment loss to average net
 assets (%)*                                       (0.99)        (1.08)          (1.24)(e)      (1.10)        (0.90)      (0.69)(e)
Portfolio turnover rate (%)                        30.87         21.61           11.07          33.23         42.09        6.44
*Reflects voluntary reduction of expenses
of these amounts (%)                                  --            --              --             --          0.03        1.28(e)

(a)   Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c)   January 1, 1999 (commencement of share class) to April 30, 1999.
(d)   Not annualized.
(e)   Annualized.
(f)   December 31, 1997 (commencement of operations) to April 30, 1998.
(g) Effective August 2, 2000, the fiscal year-end of the fund changed from April 30 to October 31.

            The text and notes are an integral part of the financial statements.

                                                                                      Class S
                                                  ==================================================================================
                                                  Years ended October 31       Six months               Years ended April 30
                                                  ----------------------    ended October 31,   ------------------------------------
Per-Share Data                                     2002(a)       2001(a)       2000(a)(g)       2000(a)       1999(a)     1998(a)(f)
====================================================================================================================================
Net asset value, beginning of year ($)             11.74         16.61           16.09          14.48         11.68       10.00
                                               ---------    ----------      ----------     ----------    ----------  ----------
  Net investment income (loss) ($)*                 0.00         (0.01)          (0.02)         (0.00)         0.02        0.03
  Net realized and unrealized gain (loss) on
   investments ($)                                 (1.60)        (4.86)           0.54           1.61          2.79        1.65
                                               ---------    ----------      ----------     ----------    ----------  ----------
Total from investment operations ($)               (1.60)        (4.87)           0.52           1.61          2.81        1.68
                                               ---------    ----------      ----------     ----------    ----------  ----------
  Distribution from capital gains ($)                 --            --              --             --         (0.01)         --
                                               ---------    ----------      ----------     ----------    ----------  ----------
Total distributions ($)                               --            --              --             --         (0.01)         --
                                               ---------    ----------      ----------     ----------    ----------  ----------
Net asset value, end of year ($)                   10.14         11.74           16.61          16.09         14.48       11.68
                                               =========    ==========      ==========     ==========    ==========  ==========
Total return (%)(b)                               (13.63)       (29.32)           3.23(d)       11.12         24.04       16.80(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of year ($ thousands)            4,161         5,077           7,126          8,097         6,367       4,127
Expense ratio (%)*                                  1.09          1.05            1.04(e)        0.97          0.95        1.00(e)
Expense ratio after expense reductions (%)*         1.08          1.03            1.04(e)        0.96          0.94        1.00(e)
Ratio of net investment income (loss) to
average net assets (%)*                             0.03         (0.09)          (0.24)(e)      (0.06)         0.16        0.60(e)
Portfolio turnover rate (%)                        30.87         21.61           11.07          33.23         42.09        6.44
*Reflects voluntary reduction of expenses
of these amounts (%)                                  --            --              --             --          0.03        1.28(e)

(a)   Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c)   January 1, 1999 (commencement of share class) to April 30, 1999.
(d)   Not annualized.
(e)   Annualized.
(f)   December 31, 1997 (commencement of operations) to April 30, 1998.
(g) Effective August 2, 2000, the fiscal year-end of the fund changed from April 30 to October 31.

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Securities Trust and the Shareholders of State Street Research Legacy Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Legacy Fund (a series of State Street Research Securities Trust, hereafter referred to as the "Trust") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002


18  State Street Research Legacy Fund

The Fund at a Glance (continued from page 3)

Performance Class B(1)

Fund average annual total return as of 10/31/02 (1,3,5)
(does not reflect sales charge)

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
================================================================================
Return Before Taxes                         -14.43%     -12.67%        -0.81%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -14.43%     -12.66%        -0.81%
--------------------------------------------------------------------------------
Return After Taxes on
Distributions
and Sale of Fund Shares                      -8.79%      -9.84%        -0.65%
--------------------------------------------------------------------------------

Fund average annual total return as of 9/30/02 (1,2,3,5)
(at maximum applicable sales charge)

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
================================================================================
Return Before Taxes                         -23.23%     -14.73%        -3.06%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -23.23%     -14.72%        -3.06%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                     -14.15%     -11.37%        -2.42%
--------------------------------------------------------------------------------

Performance Class C

Fund average annual total return as of 10/31/02 (1,3,5)
(does not reflect sales charge)

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
================================================================================
Return Before Taxes                         -14.23%     -12.67%        -0.81%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -14.23%     -12.66%        -0.81%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                      -8.79%      -9.84%        -0.65%
--------------------------------------------------------------------------------

Fund average annual total return as of 9/30/02 (1,2,3,5)
(at maximum applicable sales charge)

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
================================================================================
Return Before Taxes                         -20.00%     -13.86%        -2.64%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -20.00%     -13.85%        -2.65%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                     -12.18%     -10.73%        -2.10%
--------------------------------------------------------------------------------

Performance Class B

Fund average annual total return as of 10/31/02 (1,3,5)
(does not reflect sales charge)

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
================================================================================
Return Before Taxes                         -14.06%     -12.34%        -0.57%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -14.06%     -12.33%        -0.58%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                      -8.56%      -9.59%        -0.46%
--------------------------------------------------------------------------------

Fund average annual total return as of 9/30/02 (1,2,3,5)
(at maximum applicable sales charge)

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
================================================================================
Return Before Taxes                         -22.94%     -14.47%        -2.85%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -22.94%     -14.45%        -2.85%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                     -13.97%     -11.17%        -2.26%
--------------------------------------------------------------------------------

Performance Class S

Fund average annual total return as of 10/31/02 (1,3,4,5)
(does not reflect sales charge)

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
================================================================================
Return Before Taxes                         -13.63%     -11.64%          0.30%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -13.63%     -11.63%          0.29%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                      -8.30%      -9.06%          0.24%
--------------------------------------------------------------------------------

Fund average annual total return as of 9/30/02 (1,2,3,4,5)
(at maximum applicable sales charge)

                                                                    Life of Fund
                                            1 Year     3 Years       (12/31/97)
================================================================================
Return Before Taxes                         -18.38%     -12.85%        -1.55%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -18.38%     -12.84%        -1.55%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                     -11.19%      -9.97%        -1.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(2) Performance reflects a maximum 5.75% Class A front-end sales charge or 5% Class B or Class B(1) share or 1% Class C share contingent deferred sales charge where applicable.

(3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
      (IRAs). Return After Distributions and Sale of Fund Shares for a period may be greater than or equal to Returns After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

(4) Class S shares offered without sales charge are only available to certain employee benefit plans and through special programs.

(5) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

State Street Research Securities Trust

                                                                                   Number of Funds
      Name,      Position(s)  Term of Office                                       in Fund Complex              Other
     Address      Held with   and Length of        Principal Occupations             Overseen by          Directorships Held
   and Age (a)      Fund     Time Served (b)        During Past 5 Years          Trustee/Officer (c)      by Trustee/Officer
===============================================================================================================================
Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond    Trustee    Since 1999        Retired; formerly Chairman of the            25           Ceridian Corporation
(56)                                          Board, Chief Executive Officer and
                                              President, PictureTel Corporation
                                              (video conferencing systems)
-------------------------------------------------------------------------------------------------------------------------------
Steve A.         Trustee    Since 1997        Retired; formerly Senior Vice                45           Metropolitan Series
Garban (65)                                   President for Finance and                                 Fund, Inc.(d)
                                              Operations and Treasurer, The
                                              Pennsylvania State University
-------------------------------------------------------------------------------------------------------------------------------
Dean O.          Trustee    Since 1994        Retired; formerly Executive Vice             45           The Clorox Company;
Morton                                        President, Chief Operating Officer                        KLA-Tencor Corporation;
(70)                                          and Director, Hewlett-Packard                             BEA Systems, Inc.;
                                              Company (computer manufacturer)                           Cepheid; Pharsight
                                                                                                        Corporation; and
                                                                                                        Metropolitan Series
                                                                                                        Fund, Inc.(d)
-------------------------------------------------------------------------------------------------------------------------------
Susan M.         Trustee    Since 1999        Dean, School of Business and                 25           None
Phillips                                      Public Management, George
(57)                                          Washington University; formerly a
                                              member of the Board of Governors
                                              of the Federal Reserve System; and
                                              Chairman and Commissioner of the
                                              Commodity Futures Trading
                                              Commission
-------------------------------------------------------------------------------------------------------------------------------
Toby             Trustee    Since 1994        President, Founders Investments              45           A. P. Pharma, Inc.; and
Rosenblatt                                    Ltd. (investments); formerly                              Metropolitan Series Fund,
(64)                                          President, The Glen Ellen Company                         Inc.(d)
                                              (private investment firm)
-------------------------------------------------------------------------------------------------------------------------------
Michael S.       Trustee    Since 1994        Jay W. Forrester Professor of                45           Metropolitan Series Fund,
Scott Morton                                  Management, Sloan School of                               Inc.(d)
(65)                                          Management, Massachusetts
                                              Institute of Technology
-------------------------------------------------------------------------------------------------------------------------------
James M.         Trustee    Since 2002        Attorney; formerly Partner,                  25           SEI Investments Funds
Storey                                        Dechert (law firm)                                        (consisting of
(71)                                                                                                    104 portfolios); and The
                                                                                                        Massachusetts
                                                                                                        Health & Education Tax-
                                                                                                        Exempt Trust
===============================================================================================================================
Interested Trustee
-------------------------------------------------------------------------------------------------------------------------------
Richard S.       Trustee    Since 2000        Chairman of the Board, President             25           None
Davis++                                       and Chief Executive Officer of
(57)                                          State Street Research & Management
                                              Company; formerly Senior Vice
                                              President, Fixed Income
                                              Investments, Metropolitan Life
                                              Insurance Company; and Managing
                                              Director, J.P. Morgan Investment
                                              Management
===============================================================================================================================
Officers
-------------------------------------------------------------------------------------------------------------------------------
Maureen G.       Vice       Since 2000        Managing Director of State Street             8           None
Depp             President                    Research & Management Company;
(48)                                          formerly Senior Vice President and
                                              Vice President, State Street
                                              Research & Management Company
-------------------------------------------------------------------------------------------------------------------------------
Donald G.        Vice       Since 2001        Senior Vice President of State               10           None
DeVeuve          President                    Street Research & Management
(45)                                          Company; formerly Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Rosalina         Vice       Since 2001        Senior Vice President of State               10           None
Feliciano        President                    Street Research & Management
(38)                                          Company; formerly Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
C. Kim           Vice       Since 2002        Managing Director and Chief                  23           None
Goodwin          President                    Investment Officer-Equities of
(43)                                          State Street Research & Management
                                              Company; formerly Chief Investment
                                              Officer-U.S. Growth Equities,
                                              American Century; and Senior Vice
                                              President and portfolio manager,
                                              Putnam Investments
-------------------------------------------------------------------------------------------------------------------------------
John H. Kallis   Vice       Since 1994        Senior Vice President of State               11           None
(61)             President                    Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
John S.          Vice       Since 2001        Managing Director, Chief Financial           25           None
Lombardo         President                    Officer and Director of State
(47)                                          Street Research & Management
                                              Company; formerly Executive Vice
                                              President, State Street Research &
                                              Management Company; and Senior
                                              Vice President, Product and
                                              Financial Management, MetLife Auto
                                              & Home
-------------------------------------------------------------------------------------------------------------------------------
Dan R.           Vice       Since 2002        Managing Director of State Street            15           None
Strelow (43)     President                    Research & Management Company;
                                              formerly Executive Vice President
                                              and Senior Vice President, State
                                              Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Elizabeth        Vice       Since 1996        Managing Director of State Street             8           None
McCombs          President                    Research & Management Company;
Westvold (42)                                 formerly Senior Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Kennard          Vice       Since 1997        Senior Vice President of State                9           None
Woodworth,       President                    Street Research & Management
Jr. (64)                                      Company
-------------------------------------------------------------------------------------------------------------------------------
Peter Zuger      Vice       Since 2001        Managing Director of State Street             7           None
(54)             President                    Research & Management Company;
                                              formerly Senior Vice President,
                                              State Street Research & Management
                                              Company; and portfolio manager and
                                              Vice President, American Century
                                              Investment Management Company
-------------------------------------------------------------------------------------------------------------------------------
Douglas A.       Treasurer  Since 2001        Senior Vice President and                    25           None
Romich                                        Treasurer of State Street Research
(45)                                          & Management Company; formerly
                                              Vice President and Assistant
                                              Treasurer, State Street Research &
                                              Management Company
-------------------------------------------------------------------------------------------------------------------------------
Francis J.       Secretary  Since 1995        Managing Director, General Counsel           25           None
McNamara, III                                 and Secretary of State Street
(47)                                          Research & Management Company;
                                              formerly Executive Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

20 State Street Research Legacy Fund

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security.
Also called "face value" or "par value."

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                       PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                  PERMIT #6
                                                                  HUDSON, MA
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
[GRAPHIC]   For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research web cast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC]   For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]  State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

            Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]   The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Legacy Fund prospectus. When used after December 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2002 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

Cover Image: (C) Don Carstens/ Brand X Pictures/ PictureQuest

CONTROL NUMBER:(exp1203)SSR-LD                                   LF-2851-1202